NON-CONTROLLING INTERESTS - Participating non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of dividends [line items]
Revenue	$ 4,142	$ 3,967	$ 3,778
Net income	433	308	1,850
Comprehensive income	1,137	1,162	3,376
Property, plant and equipment, at fair value	38,696	44,038
Total assets	44,129	49,421
Total liabilities	32,021	32,292
Holding Subsidiary
Disclosure of dividends [line items]
Revenue	1,838	1,627	1,407
Net income	151	217	475
Comprehensive income	1,368	1,407	863
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	4	8	11
Property, plant and equipment, at fair value	15,580	14,406
Total assets	17,674	16,117
Total borrowings	4,537	4,346
Total liabilities	9,077	8,421
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	$ 259	$ 272